Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor [Line Items]
Auditor Name	PwC PricewaterhouseCoopers Auditores Independentes Ltda.	PwC PricewaterhouseCoopers Auditores Independentes Ltda.	Deloitte Touche Tohmatsu Auditores Independentes Ltda.
Auditor Location	Curitiba, Brasil	Curitiba, Brasil	Curitiba, Brasil
Auditor Firm ID	1351	1351	1045